Segment Reporting (Details Textual) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Total Assets	$ 19,910,571	$ 10,846,549
Tea Shop Chains [Member]
Total Assets	7,069,353
Distribution of Dark Tea Products [Member]
Total Assets	3,870,499
Unallocated [Member]
Total Assets	$ 8,970,719